Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 170,105	$ 26,070	¥ 139,804	¥ 114,175
Out of scope of ASC 606 revenue:
Leasing and management services*	45,847	7,026	53,485	71,864
Sales-type lease income*	4,130	633	1,130
Direct financing lease income*	2,929	449	3,944	4,859
Total, out of scope of ASC 606 revenue	52,906	8,108	58,559	76,723
Total revenue	223,011	34,178	198,363	190,898
Management services and technical services
Disaggregation of Revenue [Line Items]
Revenue	36,948	5,663	48,416	50,291
Brand royalty fees
Disaggregation of Revenue [Line Items]
Revenue			5,081	5,189
Consumable and equipment sales
Disaggregation of Revenue [Line Items]
Revenue	26,105	4,001	9,482	5,867
Medical service
Disaggregation of Revenue [Line Items]
Revenue	76,997	11,800	54,048	37,770
Medicine income
Disaggregation of Revenue [Line Items]
Revenue	30,055	4,606	22,777	15,058
Out of scope of ASC 606 revenue:
Total revenue	¥ 30,055	$ 4,606	¥ 22,777	¥ 15,058